PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Property and equipment as of December 31, 2017 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction	Total
Useful life (years)	3	5	3	5	50
Cost
Values at beginning of year	18,097	5,117	29,723	34	6,981	2,354	3,899	66,205
Additions related to business combinations (note 23)	116	55	3	3	—	—	15	192
Additions	5,244	324	2,275	—	—	—	9,687	17,530
Transfers	98	477	1,431	—	—	—	(2,006)	—
Disposals	(166)	(222)	(152)	—	—	—	(428)	(968)
Translation	(8)	59	(5)	—	—	—	—	46
Values at end of year	23,381	5,810	33,275	37	6,981	2,354	11,167	83,005

Depreciation
Accumulated at beginning of year	11,219	3,136	15,921	4	249	—	—	30,529
Additions	3,529	717	4,658	9	140	—	—	9,053
Disposals	(133)	(218)	(149)	—	—	—	—	(500)
Translation	(6)	59	(9)	—	—	—	—	44
Accumulated at end of year	14,609	3,694	20,421	13	389	—	—	39,126
Carrying amount	8,772	2,116	12,854	24	6,592	2,354	11,167	43,879

Property and equipment as of December 31, 2016 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction		Total
Useful life (years)	3	5	3	5	50
Cost
Values at beginning of year	14,351	3,439	19,793	—	4,204	2,354	5,790		49,931
Additions related to business combinations (note 23)	156	55	48	—	—	—	—		259
Additions	3,547	1,083	1,353	34	2,777	—	7,120		15,914
Transfers	31	557	8,423	—	—	—	(9,011)		—
Disposals	(53)	—	—	—	—	—	—		(53)
Translation	65	(17)	106	—	—	—	—		154
Values at end of year	18,097	5,117	29,723	34	6,981	2,354	3,899		66,205

Depreciation
Accumulated at beginning of year	8,870	2,434	12,751	—	156	—	—		24,211
Additions	2,306	725	3,162	4	93	—	—		6,290
Disposals	(3)	—	—	—	—	—	—		(3)
Translation	46	(23)	8	—	—	—	—	—	31
Accumulated at end of year	11,219	3,136	15,921	4	249	—	—		30,529
Carrying amount	6,878	1,981	13,802	30	6,732	2,354	3,899		35,676